Capital Stock and Long-term Retention Plan (Tables)	12 Months Ended
Dec. 31, 2024
Capital Stock and Long-term Retention Plan
Schedule of shares of capital stock and CPOs

At December 31, 2024, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1)	Company (2)	Trust (3)	Outstanding
Series “A” Shares	118,614.2	—	(6,993.9)	111,620.3
Series “B” Shares	54,882.2	—	(6,139.9)	48,742.3
Series “D” Shares	83,562.7	—	(6,018.1)	77,544.6
Series “L” Shares	83,562.7	—	(6,018.1)	77,544.6
Total	340,621.8	—	(25,170.0)	315,451.8

Shares in the form of CPOs	279,337.5	—	(20,117.7)	259,219.8
Shares not in the form of CPOs	61,284.3	—	(5,052.3)	56,232.0
Total	340,621.8	—	(25,170.0)	315,451.8
CPOs	2,387.5	—	(171.9)	2,215.6

(1)	As of December 31, 2024, the authorized and issued capital stock amounted to Ps.3,933,549 (nominal Ps.1,970,999). In connection with the Spin-off carried out on January 31, 2024, and the Company’s distribution of the Spun-off Businesses to Ollamani, the Company reduced its capital stock on that date in the amount of Ps.752,071 (nominal Ps.376,844), without having modified the number of outstanding shares of the Company (see Notes 3 and 28).
(2)	In connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management. During the year ended December 31, 2024, the Company did not buy any shares under this program. In April 2024, the Company´s stockholders approved the cancellation in May 2024 of 3,217.5 million shares of the Company’s capital stock in the form of 27.5 million CPOs, which were repurchased by the Company in 2023.
(3)	Primarily in connection with the Company’s Long - Term Retention Plan (“LTRP”) described below.

Schedule of reconciliation of the number of shares and CPOs outstanding

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2024 and 2023, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2023	114,750.2	51,649.7	82,169.9	82,169.9	330,739.7	2,347.7
Acquired (1)	(1,742.5)	(1,533.4)	(2,439.5)	(2,439.5)	(8,154.9)	(69.7)
Forfeited (2)	(139.4)	(122.7)	(195.2)	(195.2)	(652.5)	(5.6)
Acquired (2)	(316.9)	(278.9)	(443.6)	(443.6)	(1,483.0)	(12.7)
Released (2)	890.3	630.7	1,003.1	1,003.1	3,527.2	28.7
As of December 31, 2023	113,441.7	50,345.4	80,094.7	80,094.7	323,976.5	2,288.4
Acquired (2)	(976.2)	(859.2)	(1,366.8)	(1,366.8)	(4,569.0)	(39.0)
Forfeited (2)	(1,466.9)	(1,290.9)	(2,053.6)	(2,053.6)	(6,865.0)	(58.7)
Released (2)	621.7	547.0	870.3	870.3	2,909.3	24.9
As of December 31, 2024	111,620.3	48,742.3	77,544.6	77,544.6	315,451.8	2,215.6

(1)	Repurchased or cancelled by the Company in connection with a share repurchase program.
(2)	Acquired, released, cancelled or forfeited by a Company’s trust in connection with the Company’s LTRP described below.

Schedule of arrangements and weighted-average assumptions

	Long-Term Retention Plan
Arrangements:
Year of grant	2022	2023	2024
Number of CPOs or CPOs equivalent granted	27,500	11,600	52,539
Contractual life	3.00 years	3.00 years	3.00 years

Assumptions:
Dividend yield	0.92%	2.5%	3.21%
Expected volatility (1)	45.75%	45.51%	42.83%
Risk-free interest rate	9.17%	9.05%	9.57%
Expected average life of awards	3.00 years	3.00 years	3.00 years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

Summary of the stock awards for employees

A summary of the stock conditionally sold to employees under the LTRP as of December 31, 2024 and 2023, is presented below (in Mexican pesos and thousands of CPOs):

	2024		2023
	CPOs or CPOs	Weighted-Average	CPOs or CPOs	Weighted-Average
	Equivalent	Exercise Price	Equivalent	Exercise Price
Long-Term Retention Plan:
Outstanding at beginning of year	176,898	23.72	170,731	30.68
Conditionally sold	52,539	6.25	11,600	9.38
Paid by employees	(3,841)	1.60	(1,795)	1.60
Forfeited	(65,643)	41.09	(3,638)	70.14
Outstanding at end of year	159,953	11.64	176,898	23.72
To be paid by employees at end of year	63,643	17.09	107,822	33.05